Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - June | Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $5.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	111.00%
Innovator Growth-100 Power Buffer ETF™ - June | Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $519.11 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Innovator Growth-100 Power Buffer ETF™ - June | Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $441.24 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)
Innovator Growth-100 Power Buffer ETF™ - June | Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $598.95 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(12.30%)